UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08620

 The Milestone Funds

 (Exact name of registrant as specified in charter)

115 East Putnam Ave Greenwich, CT 06830
(Address of principal executive offices) (Zip code)

 Andrew Rogers

 Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

 (Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

11/30

Date of reporting period:   8/31/11

Item 1.  Schedule of Investments.

	MILESTONE TREASURY OBLIGATIONS PORTFOLIO
	Portfolio of Investments
	August 31, 2011 (Unaudited)
	($ in Thousands)

		Principal Amount		Interest Rate	Maturity Date	Value (note 1)

	U.S. Government Obligations--28.4%

	U.S. Treasury Bills--17.3%

		$ 10,000		0.16%	9/15/11	$ 9,999
		30,000		0.19%-0.24%	9/22/11	29,996
		10,000		0.07%	12/1/11	9,998
		10,000		0.11%	12/29/11	9,997
		10,000		0.08%	1/12/12	9,997
		20,000		0.06%	1/19/12	19,995
		10,000		0.10%	1/26/12	9,996
		7,500		0.09%	5/3/12	7,496
		10,000		0.10%	8/23/12	9,990
						117,464

	U.S. Treasury Notes--11.1%

		15,000		0.22%	9/30/11	15,009
		10,000		0.22%	10/31/11	10,013
		15,000		0.19%-0.23%	11/15/11	15,047
		10,000		0.21%	1/15/12	10,034
		20,000		0.24%	1/31/12	20,053
		5,000		0.16%	3/31/12	5,126
						75,282

	Total U.S. Government Obligations (Cost $192,746)					192,746

	Repurchase Agreements--71.5%

	BNP Paribas Securities Corp., dated 8/31/11, repurchase price $125,000 (Collateralized by: U.S Treasury Notes: $116,702, 0.000%-5.125%,
	10/20/11-3/31/18; aggregate market value plus accrued interest $127,500)

		125,000		0.05%	9/1/11	125,000

	Credit Suisse Securities (USA) LLC, dated 8/31/11, repurchase price $125,000 (Collateralized by: U.S Treasury Notes: $118,982, 0.625% -
	4.750%, 10/31/11-11/15/17; aggregate market value plus accrued interest $127,501)

		125,000		0.05%	9/1/11	125,000

	Deutsche Bank Securities, Inc., dated 8/31/11, repurchase price $75,200 (Collateralized by: U.S Treasury Note: $75,616, 0.750%, 06/15/14;
	aggregate market value plus accrued interest $76,704)

		75,200		0.05%	9/1/11	75,200

	Societe Generale, Inc., dated 8/31/11, repurchase price $100,000 (Collateralized by: U.S. Treasury Note: $99,037, 1.250%, 09/30/15; aggregate
	market aggregate market value plus accrued interest $102,000)

		100,000		0.05%	9/1/11	100,000

	Societe Generale, Inc., dated 8/31/11, repurchase price $60,000 (Collateralized by: U.S Treasury Note: $59,422, 1.250%, 09/30/15; aggregate
	market value plus accrued interest $61,200)

		60,000		0.15%	9/1/11	60,000

	Total Repurchase Agreements (Cost $485,200)					485,200

	Total Investments (Cost $677,946) (a)--99.9%					677,946
	Other assets less liabilities--0.1%					372
	Net Assets-100.0%					$678,318

	See selected note.

	Interest rate shown is the yield at time of purchase.
(a)	The cost stated also approximates the aggregate cost for Federal income tax purpose.

	MILESTONE TREASURY OBLIGATIONS PORTFOLIO
	Portfolio of Investments (continued)
	August 31, 2011 (Unaudited)
	($ in Thousands)

Note 1	Valuation of Securities:

Securities in which the Portfolio invests are valued at amortized cost.  Under the amortized cost method,  a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount charged to income.

	Repurchase Agreements:

The Portfolio may  purchase securities from financial  institutions  subject to the seller's agreement to repurchase and the Portfolio's agreement to resell securities at par. The investment adviser only enters into repurchase  agreements with financial institutions that are primary dealers and deemed to be creditworthy  by the investment  adviser in accordance  with procedures  adopted  by the  Board of Trustees.  Securities purchased subject to repurchase  agreements are  maintained with a custodian of the Portfolio  and must have, at all times, an  aggregate  market value greater than  or equal to the  repurchase price plus accrued interest.  If the market value of the underlying  securities falls below 102% of the value of the repurchase price, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day.  In the event that the seller under the  agreement defaults on its repurchase obligation or fails to deposit  sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Note 2	Fair Value Measurement

Fair Value Measurements and Disclosures ("ASC 820-10") defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

	Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

	• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access.

• Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

In May 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs".  The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.  In addition, the ASU will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.  Management is currently evaluating the impact this disclosure may have on the Fund's financial statements.

		Level 1	Level 2	Level 3

	U.S. Treasury Bills	$ -	$ 117,464	$ -
	U.S. Treasury Notes	-	75,282	-
	Repurchase Agreements	-	485,200	-
		$ -	$ 677,946	$ -

	The Fund did not hold any Level 3 securities during the period.
	There were no significant transfers between Level 1 and Level 2 during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Milestone Funds

By (Signature and Title)

/s/ Andrew Rogers

       Andrew Rogers, President

Date

10/19/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

       Andrew Rogers, President

Date

10/19/2011

By (Signature and Title)

/s/ Marc H. Pfeffer

       Marc H. Pfeffer, CFO

Date

10/19/2011